Material Partly-Owned Subsidiaries - Summary of Statements of Profit and Other Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenue	₽ 299,113	₽ 276,009	₽ 253,141
Cost of sales	(160,356)	(146,322)	(151,334)
Total selling, distribution and operating expenses, net	(81,590)	(86,997)	(77,555)
Total other income and (expense), net	(41,447)	(28,539)	(131,380)
(Loss) profit before tax	15,720	14,151	(107,128)
Income tax (expense) benefit	(3,150)	(4,893)	(8,322)
Profit (loss) for the year	12,570	8,832	(114,628)
Total comprehensive income (loss)	13,028	9,239	(114,527)
Attributable to non-controlling interests	1,013	1,706	535
SKCC and subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	31,993	27,171	31,169
Cost of sales	(18,173)	(18,115)	(19,842)
Total selling, distribution and operating expenses, net	(7,844)	(6,284)	(6,281)
Total other income and (expense), net	12,769	3,995	(27,950)
(Loss) profit before tax	18,745	6,767	(22,904)
Income tax (expense) benefit	(718)	(592)	(3,432)
Profit (loss) for the year	18,027	6,175	(26,336)
Total comprehensive income (loss)	18,027	6,175	(26,336)
Attributable to non-controlling interests	103	241	(565)
Dividends paid to non-controlling interests	198		2
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Revenue	22,418	20,695	20,723
Cost of sales	(10,754)	(10,518)	(11,268)
Total selling, distribution and operating expenses, net	(11,182)	(9,865)	(8,924)
Total other income and (expense), net	340	274	167
(Loss) profit before tax	822	586	698
Income tax (expense) benefit	(170)	(128)	(141)
Profit (loss) for the year	652	458	557
Total comprehensive income (loss)	652	458	557
Attributable to non-controlling interests	182	128	155
Dividends paid to non-controlling interests	0
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Revenue	118,557	107,119	96,126
Cost of sales	(102,398)	(84,441)	(78,995)
Total selling, distribution and operating expenses, net	(11,894)	(11,261)	(6,421)
Total other income and (expense), net	(506)	1,209	(9,078)
(Loss) profit before tax	3,759	12,626	1,632
Income tax (expense) benefit	544	297	665
Profit (loss) for the year	4,303	12,923	2,297
Total comprehensive income (loss)	4,303	12,923	2,297
Attributable to non-controlling interests	256	757	135
Dividends paid to non-controlling interests	0
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Revenue	102	16
Cost of sales	(24)	(8)
Total selling, distribution and operating expenses, net	(184)	13
Total other income and (expense), net	531	530
(Loss) profit before tax	425	551
Income tax (expense) benefit	(85)	(27)
Profit (loss) for the year	340	524
Total comprehensive income (loss)	340	524
Attributable to non-controlling interests	54	83
Dividends paid to non-controlling interests	0
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Revenue	24,206	22,718	23,605
Cost of sales	(21,464)	(20,311)	(21,518)
Total selling, distribution and operating expenses, net	(1,634)	(1,746)	(1,991)
Total other income and (expense), net	379	(640)	1,702
(Loss) profit before tax	1,487	21	1,798
Income tax (expense) benefit	(91)	29	37
Profit (loss) for the year	1,396	50	1,835
Total comprehensive income (loss)	1,396	50	1,835
Attributable to non-controlling interests	114	4	157
Dividends paid to non-controlling interests	0
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Revenue	11,492	8,782	7,784
Cost of sales	(6,136)	(6,064)	(6,400)
Total selling, distribution and operating expenses, net	(5,576)	(3,029)	(3,031)
Total other income and (expense), net	2,913	2,742	2,768
(Loss) profit before tax	2,693	2,431	1,121
Income tax (expense) benefit	212	25	26
Profit (loss) for the year	2,905	2,456	1,147
Total comprehensive income (loss)	2,905	2,456	1,147
Attributable to non-controlling interests	281	245	114
Dividends paid to non-controlling interests	0
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Revenue	12,725	12,471	12,591
Cost of sales	(10,089)	(9,908)	(9,663)
Total selling, distribution and operating expenses, net	(909)	(1,035)	(3,207)
Total other income and (expense), net	1,382	756	993
(Loss) profit before tax	3,109	2,284	714
Income tax (expense) benefit	(144)	(170)	298
Profit (loss) for the year	2,965	2,114	1,012
Total comprehensive income (loss)	2,965	2,114	1,012
Attributable to non-controlling interests	183	132	63
Dividends paid to non-controlling interests	0
Izhstal [member]
Disclosure of subsidiaries [line items]
Revenue	18,696	14,357	9,902
Cost of sales	(16,199)	(12,456)	(8,589)
Total selling, distribution and operating expenses, net	(3,486)	(1,254)	5,097
Total other income and (expense), net	(906)	(476)	(1,552)
(Loss) profit before tax	(1,895)	171	4,858
Income tax (expense) benefit	194	266	(730)
Profit (loss) for the year	(1,701)	437	4,128
Total comprehensive income (loss)	(1,701)	437	4,128
Attributable to non-controlling interests	(170)	₽ 44	₽ 413
Dividends paid to non-controlling interests	₽ 0